Inventories (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011
Inventories [Abstract]
Raw materials and supplies in inventory, percentage	41.00%		40.00%
Finished and semi-finished products in inventory, percentage	59.00%		60.00%
Increased value of inventory if FIFO method had been used	$ 620,400,000		$ 763,200,000
Lower of cost or market adjustments	2,900,000		6,800,000
Liquidation effect to decrease cost of products sold	30,400,000	81,500,000
Approximate amount of raw materials, utilities and other items under supply agreements			$ 7,800,000,000